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                          Willkie Farr & Gallagher LLP
                               1875 K Street, N.W.
                              Washington, DC 20006
                                 (202) 303-1000


                                February 28, 2007



VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    The Gabelli Global Healthcare & WellnessRx  Trust (File No. 811-22021)


Ladies and Gentlemen:

      On behalf of The Gabelli Global Healthcare & WellnessRx Trust (the "Fund"), we are electronically transmitting for filing with the Securities and Exchange Commission (the "Commission") a proxy statement/prospectus on Form N-14 (the "Registration Statement") relating to the: (1) Equity Trust's contemplated transaction of exchanging between $60 million and $100 million in assets of the Equity Trust for shares of the Fund and distributing to common shareholders of the Equity Trust, in the form of a dividend, shares of the Fund (the "Transaction"); and (2) election of three directors of the Equity Trust.

      Please note that the structure and timing of the Transaction is substantially similar to the structure and timing of a spin-off transaction involving The Gabelli Utility Trust that occurred in 1999 (the "Utility Spin-off"). Shareholders of the Equity Trust also voted on the Utility Spin-off pursuant to a prospectus/proxy statement reviewed and declared effective by the Staff of the Commission in 1999.

      Should members of the Staff have any questions regarding the Registration Statement, they should call the undersigned at (202) 303-1000 or Rose F. DiMartino at (212) 728-8000.

      Very truly yours,

      /s/ David Joire

      David Joire

Enclosures


cc:    Laura E. Hatch, Division of Investment Management, SEC
       Bruce N. Alpert, The Gabelli Global Healthcare & WellnessRx Trust James E. McKee, Esq., The Gabelli Global Healthcare & WellnessRx Trust Carter W. Austin, The Gabelli Global Healthcare & WellnessRx Trust Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP
       Mary C. Carty, Esq., Willkie Farr & Gallagher LLP